Segment And Geographic Information (Schedule Of Sales And Operating Revenue) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Revenues	¥ 10,925,174	¥ 10,700,740	¥ 10,507,362
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Revenues	3,572,310	3,659,820	3,766,262
Operating Segments | Regional Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	3,129,362	3,204,258	3,306,953
Operating Segments | Regional Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	442,948	455,562	459,309
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Revenues	1,809,902	1,657,947	1,678,656
Operating Segments | Long Distance And International Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,713,439	1,554,706	1,573,150
Operating Segments | Long Distance And International Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	96,463	103,241	105,506
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Revenues	4,461,203	4,470,122	4,240,003
Operating Segments | Mobile Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	4,422,614	4,431,032	4,211,099
Operating Segments | Mobile Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	38,589	39,090	28,904
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Revenues	1,343,855	1,303,516	1,251,810
Operating Segments | Data Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,221,481	1,154,143	1,108,212
Operating Segments | Data Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	122,374	149,373	143,598
Operating Segments | Other
Segment Reporting Information [Line Items]
Revenues	1,328,526	1,251,862	1,083,230
Operating Segments | Other | External Customers
Segment Reporting Information [Line Items]
Revenues	438,278	356,601	307,948
Operating Segments | Other | Intersegment
Segment Reporting Information [Line Items]
Revenues	890,248	895,261	775,282
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Revenues	¥ (1,590,622)	¥ (1,642,527)	¥ (1,512,599)